Derivative Instruments and Hedging Activities (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair values of outstanding derivative instruments
Asset derivatives, designated as hedging instruments, Fair value	¥ 416	¥ 905
Liability derivatives, designated as hedging instruments, Fair value	10,756	12,153
Asset derivatives, not designated as hedging instruments, Fair value	14,694	22,891
Liability derivatives, not designated as hedging instruments, Fair value	23,003	36,446
Total, Assets derivatives	15,110	23,796
Total, Liability derivatives	33,759	48,599
Interest rate contracts [Member] | Prepaid expenses and other current assets [Member]
Fair values of outstanding derivative instruments
Asset derivatives, designated as hedging instruments, Fair value	416	853
Asset derivatives, not designated as hedging instruments, Fair value	314	434
Interest rate contracts [Member] | Current liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, designated as hedging instruments, Fair value	9,026	10,269
Liability derivatives, not designated as hedging instruments, Fair value	3,630	664
Interest rate contracts [Member] | Liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, designated as hedging instruments, Fair value	1,663	1,884
Liability derivatives, not designated as hedging instruments, Fair value	0	170
Foreign exchange contracts [Member] | Prepaid expenses and other current assets [Member]
Fair values of outstanding derivative instruments
Asset derivatives, designated as hedging instruments, Fair value	0	52
Asset derivatives, not designated as hedging instruments, Fair value	14,353	22,334
Foreign exchange contracts [Member] | Assets other [Member]
Fair values of outstanding derivative instruments
Asset derivatives, not designated as hedging instruments, Fair value	9	30
Foreign exchange contracts [Member] | Current liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, designated as hedging instruments, Fair value	67	0
Liability derivatives, not designated as hedging instruments, Fair value	19,361	35,585
Credit contract [Member] | Prepaid expenses and other current assets [Member]
Fair values of outstanding derivative instruments
Asset derivatives, not designated as hedging instruments, Fair value	18	93
Credit contract [Member] | Current liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, not designated as hedging instruments, Fair value	¥ 12	¥ 27